Form N-1A Cover	Apr. 16, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 16, 2026